SCHEDULE OF RECEIVABLES FROM CUSTOMERS, NET (Details) - Mango Financial Group Limited [Member]	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Restructuring Cost and Reserve [Line Items]
Dealing in securities for cash clients		$ 1,365,628	$ 64,272
Generating retrocession fee income			211,745
Receivables, gross		1,365,628	276,017
Less: allowance for credit losses		(62,263)	(62,263)
Receivables, net	$ 166,671	$ 1,303,365	$ 213,754